EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectuses and statements of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 198 (“Amendment No. 198”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 198 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-13-000310) on February 27, 2013:

Eaton Vance Government Obligations Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Low Duration Government Income Fund

(formerly Eaton Vance Low Duration Fund)

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Strategic Income Fund

Eaton Vance Multi-Strategy Absolute Return Fund

Eaton Vance Multi-Strategy All Market Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Small-Cap Value Fund

Eaton Vance Tax-Managed Value Fund

Eaton Vance Global Dividend Income Fund

Eaton Vance U.S. Government Money Market Fund

Parametric Market Neutral Fund

(formerly Eaton Vance Parametric Structured Absolute Return Fund)

Parametric Tax-Managed International Equity Fund

(formerly Eaton Vance Tax-Managed International Equity Fund)

EATON VANCE MUTUAL FUNDS TRUST

By:  /s/ Maureen A. Gemma

      Maureen A. Gemma, Esq.

      Secretary

Date:  March 4, 2013

015_0533.doc